Other operating income	12 Months Ended
Dec. 31, 2025
Other operating income
Other operating income

Note 34.Other operating income

The other operating income relates to:

-	services provided to WISeKey in an amount of USD 2,331,957 (see Note 42 for detail) and,
-	services provided to SEALCOIN AG in an amount of USD 208,890 (see Note 42 for detail),
-	the release of unused provisions in an aggregate amount of USD 65,793.